Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other Current Assets

(8) Other Current Assets

Other current assets consist of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Prepaid operating costs and miscellaneous daily expenses	14,674	9,258
Excess input value-added tax (“VAT”) credits(i)	—	3,485
Deferred offering costs	—	1,205
Other	135	19
	14,809	13,967

(i)	The excess input VAT credits represented VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.